Select Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Corporate Bonds (26.5%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.5%)
Anglo American Capital PLC
3.875%, 3/16/29 144A	2,878,000	2,473
4.750%, 3/16/52 144A	2,265,000	1,735
The Dow Chemical Co.
3.600%, 11/15/50	1,025,000	700
7.375%, 11/1/29	2,665,000	2,895
Freeport-McMoRan, Inc.
5.250%, 9/1/29	4,617,000	4,291
Glencore Finance Canada, Ltd.
6.000%, 11/15/41 144A	128,000	113
6.900%, 11/15/37 144A	1,162,000	1,162
Rohm and Haas Co.
7.850%, 7/15/29	1,291,000	1,435

Total		14,804

Communications (1.5%)
Amazon.com, Inc.
2.100%, 5/12/31	1,754,000	1,422
2.500%, 6/3/50	970,000	606
2.875%, 5/12/41	706,000	515
3.450%, 4/13/29	1,516,000	1,402
3.600%, 4/13/32	930,000	846
AT&T, Inc.
1.700%, 3/25/26	5,032,000	4,475
3.500%, 6/1/41	1,080,000	778
3.550%, 9/15/55	1,057,000	694
3.650%, 9/15/59	1,054,000	683
3.800%, 12/1/57	1,930,000	1,304
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 6/1/41	581,000	371
3.500%, 3/1/42	2,829,000	1,795
Comcast Corp.
1.500%, 2/15/31	1,308,000	982
2.987%, 11/1/63	1,253,000	726
4.049%, 11/1/52	1,413,000	1,082
Discovery Communications LLC
4.000%, 9/15/55	892,000	526
Netflix, Inc.
5.375%, 11/15/29 144A	1,176,000	1,105
5.875%, 11/15/28	1,930,000	1,883
Rogers Communications, Inc.
4.550%, 3/15/52 144A	1,253,000	999
T-Mobile USA, Inc.
2.250%, 2/15/26	4,575,000	4,094
2.875%, 2/15/31	458,000	369
3.375%, 4/15/29	5,353,000	4,625
3.500%, 4/15/31	302,000	254
5.200%, 1/15/33	2,112,000	2,020
5.650%, 1/15/53	1,267,000	1,197
5.800%, 9/15/62	1,214,000	1,128
Verizon Communications, Inc.
2.355%, 3/15/32	3,318,000	2,544
2.550%, 3/21/31	1,588,000	1,268
2.650%, 11/20/40	1,409,000	918

Corporate Bonds (26.5%)	Shares/ Par +	Value $ (000’s)
Communications continued
3.550%, 3/22/51	2,119,000	1,490
Vodafone Group PLC
4.250%, 9/17/50	401,000	287
5.000%, 5/30/38	505,000	434

Total		42,822

Consumer, Cyclical (2.5%)
AutoNation, Inc.
4.750%, 6/1/30	1,767,000	1,554
Delta Air Lines, Inc./SkyMiles IP, Ltd.
4.750%, 10/20/28 144A	5,947,000	5,539
Ford Motor Co.
4.750%, 1/15/43	215,000	142
Ford Motor Credit Co. LLC
2.700%, 8/10/26	3,748,000	3,109
2.900%, 2/10/29	1,780,000	1,348
3.625%, 6/17/31	815,000	606
General Motors Co.
5.400%, 10/15/29	2,651,000	2,444
5.600%, 10/15/32	1,999,000	1,784
General Motors Financial Co., Inc.
3.100%, 1/12/32	1,088,000	821
The Home Depot, Inc.
2.375%, 3/15/51	1,614,000	944
3.125%, 12/15/49	1,956,000	1,346
3.300%, 4/15/40	418,000	320
3.625%, 4/15/52	1,004,000	759
4.500%, 9/15/32	2,112,000	2,019
4.950%, 9/15/52	1,003,000	943
Hyundai Capital America
0.800%, 1/8/24 144A	889,000	836
1.300%, 1/8/26 144A	2,132,000	1,844
2.000%, 6/15/28 144A	1,004,000	800
Lowe’s Companies, Inc.
4.250%, 4/1/52	2,119,000	1,623
5.000%, 4/15/33	4,241,000	4,006
5.625%, 4/15/53	3,181,000	2,942
Magallanes, Inc.
3.638%, 3/15/25 144A	2,021,000	1,914
3.755%, 3/15/27 144A	3,073,000	2,749
4.054%, 3/15/29 144A	1,011,000	873
5.050%, 3/15/42 144A	2,219,000	1,660
5.141%, 3/15/52 144A	2,903,000	2,110
5.391%, 3/15/62 144A	2,521,000	1,827
Marriott International, Inc.
2.850%, 4/15/31	1,348,000	1,058
3.500%, 10/15/32	2,586,000	2,080
4.625%, 6/15/30	3,019,000	2,728
McDonald’s Corp.
3.625%, 9/1/49	1,646,000	1,198
4.200%, 4/1/50	2,429,000	1,948
5.150%, 9/9/52	1,060,000	986
Target Corp.
2.950%, 1/15/52	2,771,000	1,863
4.500%, 9/15/32	3,709,000	3,537

Select Bond Portfolio

Corporate Bonds (26.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Toyota Motor Credit Corp.
4.550%, 9/20/27	545,000	532
Walmart, Inc.
3.950%, 9/9/27	2,650,000	2,573
4.150%, 9/9/32	3,180,000	3,046
4.500%, 9/9/52	1,590,000	1,491

Total		69,902

Consumer, Non-cyclical (3.6%)
AbbVie, Inc.
2.300%, 11/21/22	3,150,000	3,142
3.200%, 11/21/29	3,003,000	2,629
4.050%, 11/21/39	1,195,000	961
4.250%, 11/21/49	3,486,000	2,798
4.300%, 5/14/36	732,000	635
4.450%, 5/14/46	743,000	604
Adani International Container Terminal Private, Ltd.
3.000%, 2/16/31 144A	864,375	664
Amgen, Inc.
3.000%, 1/15/52	593,000	371
4.050%, 8/18/29	2,642,000	2,431
4.875%, 3/1/53	1,748,000	1,538
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 2/1/36	2,855,000	2,573
4.900%, 2/1/46	3,886,000	3,377
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 7/15/42	920,000	699
4.375%, 4/15/38	2,997,000	2,559
AstraZeneca Finance LLC
1.750%, 5/28/28	3,560,000	2,992
AstraZeneca PLC
1.375%, 8/6/30	1,022,000	789
Becton Dickinson and Co.
1.957%, 2/11/31	802,000	619
Bunge, Ltd. Finance Corp.
1.630%, 8/17/25	1,155,000	1,039
Centene Corp.
2.450%, 7/15/28	5,206,000	4,239
2.500%, 3/1/31	942,000	710
3.000%, 10/15/30	2,266,000	1,795
Cigna Corp.
3.400%, 3/15/50	511,000	346
CSL Finance PLC
3.850%, 4/27/27 144A	506,000	479
4.050%, 4/27/29 144A	1,016,000	936
4.750%, 4/27/52 144A	1,904,000	1,638
CVS Health Corp.
3.000%, 8/15/26	1,088,000	1,004
4.300%, 3/25/28	2,300,000	2,169
5.050%, 3/25/48	1,311,000	1,155
Danaher Corp.
2.600%, 10/1/50	1,199,000	737
2.800%, 12/10/51	806,000	519
DH Europe Finance II SARL
2.050%, 11/15/22	1,609,000	1,606
2.200%, 11/15/24	2,766,000	2,615
Gilead Sciences, Inc.
2.600%, 10/1/40	1,748,000	1,154

Corporate Bonds (26.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
2.800%, 10/1/50	1,632,000	1,008
4.000%, 9/1/36	899,000	747
Global Payments, Inc.
5.950%, 8/15/52	743,000	655
GSK Consumer Healthcare Co.
3.375%, 3/24/27 144A	2,447,000	2,219
3.375%, 3/24/29 144A	982,000	856
3.625%, 3/24/32 144A	3,711,000	3,147
4.000%, 3/24/52 144A	1,631,000	1,207
HCA, Inc.
4.625%, 3/15/52 144A	2,780,000	2,088
Moody’s Corp.
4.250%, 8/8/32	743,000	673
Nestle Holdings, Inc.
4.125%, 10/1/27 144A	1,629,000	1,581
4.300%, 10/1/32 144A	1,629,000	1,550
4.700%, 1/15/53 144A	1,106,000	1,032
Pfizer, Inc.
1.750%, 8/18/31	2,040,000	1,592
2.550%, 5/28/40	3,507,000	2,469
Quanta Services, Inc.
0.950%, 10/1/24	2,009,000	1,834
Roche Holdings, Inc.
2.076%, 12/13/31 144A	3,841,000	3,077
2.607%, 12/13/51 144A	1,487,000	970
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	832,000	814
STERIS Irish FinCo Unlimited Co.
3.750%, 3/15/51	1,001,000	690
Takeda Pharmaceutical Co., Ltd.
2.050%, 3/31/30	2,911,000	2,301
3.025%, 7/9/40	1,196,000	846
3.175%, 7/9/50	835,000	554
4.400%, 11/26/23	1,858,000	1,846
Thermo Fisher Scientific, Inc.
1.750%, 10/15/28	1,016,000	850
2.000%, 10/15/31	1,704,000	1,343
2.800%, 10/15/41	1,620,000	1,133
UnitedHealth Group, Inc.
2.750%, 5/15/40	774,000	542
2.900%, 5/15/50	1,795,000	1,179
3.050%, 5/15/41	529,000	384
3.250%, 5/15/51	3,266,000	2,266
4.000%, 5/15/29	1,551,000	1,445
4.625%, 7/15/35	1,588,000	1,461
Viterra Finance BV
3.200%, 4/21/31 144A	479,000	357
4.900%, 4/21/27 144A	1,341,000	1,237
5.250%, 4/21/32 144A	3,304,000	2,843

Total		100,318

Energy (1.4%)
Aker BP ASA
3.750%, 1/15/30 144A	726,000	617
4.000%, 1/15/31 144A	1,246,000	1,057
Boardwalk Pipelines LP
3.400%, 2/15/31	1,014,000	816
BP Capital Markets America, Inc.
2.939%, 6/4/51	1,005,000	638

Select Bond Portfolio

Corporate Bonds (26.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
Diamondback Energy, Inc.
3.125%, 3/24/31	1,622,000	1,316
Energy Transfer LP
4.400%, 3/15/27	500,000	466
4.950%, 5/15/28	3,723,000	3,473
5.300%, 4/15/47	2,370,000	1,891
6.125%, 12/15/45	899,000	788
Exxon Mobil Corp.
3.452%, 4/15/51	2,829,000	2,106
4.327%, 3/19/50	2,678,000	2,281
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 9/30/27 144A	2,107,843	1,915
2.160%, 3/31/34 144A	2,221,958	1,825
2.625%, 3/31/36 144A	1,480,000	1,144
2.940%, 9/30/40 144A	924,969	702
Kinder Morgan, Inc.
3.600%, 2/15/51	376,000	244
5.450%, 8/1/52	3,288,000	2,848
Lundin Energy Finance BV
2.000%, 7/15/26 144A	2,670,000	2,303
3.100%, 7/15/31 144A	3,113,000	2,437
Petroleos Mexicanos
2.460%, 12/15/25	2,246,650	2,159
Pioneer Natural Resources Co.
1.900%, 8/15/30	1,709,000	1,307
2.150%, 1/15/31	2,046,000	1,576
Targa Resources Corp.
6.250%, 7/1/52	1,236,000	1,123
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.875%, 2/1/31	2,372,000	2,040
5.500%, 3/1/30	595,000	534
Total		37,606

Financial (11.4%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.150%, 10/29/23	6,067,000	5,763
Agree LP
2.000%, 6/15/28	2,109,000	1,700
2.600%, 6/15/33	480,000	350
4.800%, 10/1/32	1,057,000	942
American Express Co.
4.420%, (US SOFR plus 1.760%), 8/3/33	3,177,000	2,889
American Homes 4 Rent, LP
3.625%, 4/15/32	1,941,000	1,601
4.300%, 4/15/52	868,000	636
American Tower Corp.
2.700%, 4/15/31	806,000	632
3.125%, 1/15/27	1,058,000	950
3.650%, 3/15/27	1,494,000	1,367
Antares Holdings LP
3.750%, 7/15/27 144A	2,689,000	2,171
Ares Capital Corp.
3.200%, 11/15/31	970,000	691
Athene Global Funding
1.730%, 10/2/26 144A	4,564,000	3,872
1.985%, 8/19/28 144A	2,524,000	1,991
2.500%, 3/24/28 144A	3,534,000	2,942
2.514%, 3/8/24 144A	4,133,000	3,948

Corporate Bonds (26.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
2.646%, 10/4/31 144A	3,334,000	2,508
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	210,000	172
Banco Santander SA
1.722%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.900%), 9/14/27	2,600,000	2,151
3.225%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 11/22/32	1,600,000	1,121
5.147%, 8/18/25	7,200,000	6,986
5.294%, 8/18/27	4,400,000	4,145
Bank of America Corp.
1.530%, (US SOFR plus 0.650%), 12/6/25	7,178,000	6,566
1.658%, (US SOFR plus 0.910%), 3/11/27	8,019,000	6,948
1.734%, (US SOFR plus 0.960%), 7/22/27	7,256,000	6,225
2.687%, (US SOFR plus 1.320%), 4/22/32	7,735,000	6,039
3.004%, (ICE LIBOR USD 3 Month plus 0.790%), 12/20/23	4,014,000	3,993
3.384%, (US SOFR plus 1.330%), 4/2/26	8,264,000	7,806
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	5,600,000	4,972
4.827%, (US SOFR plus 1.750%), 7/22/26	4,602,000	4,499
4.948%, (US SOFR plus 2.040%), 7/22/28	5,821,000	5,593
5.015%, (US SOFR plus 2.160%), 7/22/33	2,335,000	2,166
The Bank of New York Mellon Corp.
4.289%, (US SOFR plus 1.418%), 6/13/33	5,106,000	4,672
4.596%, (US SOFR plus 1.755%), 7/26/30	213,000	202
Blackstone Private Credit Fund
3.250%, 3/15/27	2,079,000	1,721
4.000%, 1/15/29	3,218,000	2,578
Brighthouse Financial, Inc.
3.850%, 12/22/51	999,000	605
Brixmor Operating Partnership LP
2.250%, 4/1/28	680,000	549
2.500%, 8/16/31	1,173,000	855
Citigroup, Inc.
4.658%, (US SOFR plus 1.887%), 5/24/28	2,556,000	2,429
4.910%, (US SOFR plus 2.086%), 5/24/33	2,855,000	2,627
Cooperatieve Rabobank U.A.
3.649%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.220%), 4/6/28 144A	5,943,000	5,389
3.758%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.420%), 4/6/33 144A	3,746,000	3,097
Crown Castle International Corp.
1.050%, 7/15/26	3,024,000	2,554
2.900%, 3/15/27	3,302,000	2,931
2.900%, 4/1/41	511,000	332
3.300%, 7/1/30	1,743,000	1,459
4.000%, 3/1/27	506,000	471
Deutsche Bank AG
3.742%, (US SOFR plus 2.257%), 1/7/33	5,339,000	3,461
Enstar Group, Ltd.
3.100%, 9/1/31	2,540,000	1,804
Essex Portfolio LP
1.700%, 3/1/28	2,540,000	2,059
2.550%, 6/15/31	999,000	783
Extra Space Storage LP
2.350%, 3/15/32	868,000	640

Select Bond Portfolio

Corporate Bonds (26.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
3.900%, 4/1/29	970,000	864
F&G Global Funding
2.000%, 9/20/28 144A	2,132,000	1,724
Federal Realty Investment Trust
3.950%, 1/15/24	1,342,000	1,325
GA Global Funding Trust
0.800%, 9/13/24 144A	3,577,000	3,237
GLP Capital LP / GLP Financing II, Inc.
5.300%, 1/15/29	978,000	891
The Goldman Sachs Group, Inc.
0.657%, (US SOFR plus 0.505%), 9/10/24	5,059,000	4,816
0.925%, (US SOFR plus 0.486%), 10/21/24	7,514,000	7,132
1.757%, (US SOFR plus 0.730%), 1/24/25	4,240,000	4,029
1.948%, (US SOFR plus 0.913%), 10/21/27	2,503,000	2,140
Huntington Bancshares, Inc.
4.443%, (US SOFR plus 1.970%), 8/4/28	2,114,000	1,996
Invitation Homes Operating Partnership LP
2.000%, 8/15/31	333,000	239
4.150%, 4/15/32	1,941,000	1,640
Jackson Financial, Inc.
5.170%, 6/8/27	1,483,000	1,428
5.670%, 6/8/32	1,730,000	1,582
JPMorgan Chase & Co.
1.040%, (US SOFR 3 Month plus 0.695%), 2/4/27	10,112,000	8,593
1.045%, (US SOFR plus 0.800%), 11/19/26	5,637,000	4,876
1.470%, (US SOFR plus 0.765%), 9/22/27	2,514,000	2,126
1.561%, (US SOFR plus 0.605%), 12/10/25	14,797,000	13,569
2.182%, (US SOFR plus 1.890%), 6/1/28	3,097,000	2,634
4.323%, (US SOFR plus 1.560%), 4/26/28	1,622,000	1,520
4.565%, (US SOFR plus 1.750%), 6/14/30	2,556,000	2,355
4.851%, (US SOFR plus 1.990%), 7/25/28	2,579,000	2,476
4.912%, (US SOFR plus 2.080%), 7/25/33	2,114,000	1,949
Kimco Realty Corp.
4.600%, 2/1/33	1,588,000	1,434
KKR Group Finance Co. XII, LLC
4.850%, 5/17/32 144A	1,236,000	1,137
Liberty Mutual Group, Inc.
5.500%, 6/15/52 144A	1,530,000	1,319
Lloyds Banking Group PLC
4.716%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.750%), 8/11/26	4,248,000	4,081
4.976%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.300%), 8/11/33	3,764,000	3,289
Mid-America Apartments LP
3.950%, 3/15/29	973,000	885
4.000%, 11/15/25	1,191,000	1,151
4.300%, 10/15/23	994,000	987
Mitsubishi UFJ Financial Group, Inc.
2.309%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.950%), 7/20/32	2,579,000	1,932
2.494%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.970%), 10/13/32	930,000	704
5.133%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.125%), 7/20/33	2,166,000	2,024

Corporate Bonds (26.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
5.354%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.900%), 9/13/28	4,258,000	4,152
5.472%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.125%), 9/13/33	472,000	454
Morgan Stanley
0.790%, (US SOFR plus 0.525%), 5/30/25	6,515,000	5,996
0.791%, (US SOFR plus 0.509%), 1/22/25	6,447,000	6,039
0.864%, (US SOFR plus 0.745%), 10/21/25	2,010,000	1,823
0.985%, (US SOFR plus 0.720%), 12/10/26	5,143,000	4,435
1.512%, (US SOFR plus 0.858%), 7/20/27	3,933,000	3,350
2.475%, (US SOFR plus 1.000%), 1/21/28	1,005,000	878
Morgan Stanley Direct Lending Fund
4.500%, 2/11/27	845,000	750
Owl Rock Capital Corp.
3.400%, 7/15/26	1,114,000	956
Owl Rock Capital Corp. III
3.125%, 4/13/27	1,372,000	1,113
Prologis LP
4.625%, 1/15/33	1,174,000	1,116
Realty Income Corp.
2.200%, 6/15/28	1,042,000	878
2.850%, 12/15/32	1,405,000	1,125
3.400%, 1/15/28	1,031,000	937
Regency Centers LP
2.950%, 9/15/29	2,103,000	1,744
Rexford Industrial Realty, Inc.
2.150%, 9/1/31	1,075,000	806
SBL Holdings, LLC
5.000%, 2/18/31 144A	3,497,000	2,671
Stewart Information Services Corp.
3.600%, 11/15/31	1,362,000	1,050
Store Capital Corp.
2.700%, 12/1/31	674,000	584
2.750%, 11/18/30	1,714,000	1,511
4.500%, 3/15/28	2,582,000	2,458
4.625%, 3/15/29	1,236,000	1,182
Sun Communities Operating LP
2.300%, 11/1/28	970,000	779
4.200%, 4/15/32	1,941,000	1,625
Truist Financial Corp.
4.123%, (US SOFR plus 1.368%), 6/6/28	3,597,000	3,380
Trust Fibra Uno
6.390%, 1/15/50 144A	1,319,000	922
UBS Group AG
4.490%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.600%), 8/5/25 144A	3,505,000	3,419
4.703%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.050%), 8/5/27 144A	7,267,000	6,889
Wells Fargo & Co.
3.526%, (US SOFR plus 1.510%), 3/24/28	10,554,000	9,559
3.908%, (US SOFR plus 1.320%), 4/25/26	4,014,000	3,837
4.808%, (US SOFR plus 1.980%), 7/25/28	2,114,000	2,016
4.897%, (US SOFR plus 2.100%), 7/25/33	1,583,000	1,459
Total		317,530

Select Bond Portfolio

Corporate Bonds (26.5%)	Shares/ Par +	Value $ (000’s)
Industrial (1.3%)
The Boeing Co.
2.196%, 2/4/26	3,823,000	3,393
3.250%, 2/1/35	1,236,000	873
3.750%, 2/1/50	2,209,000	1,438
Canadian National Railway Co.
3.850%, 8/5/32	1,589,000	1,449
4.400%, 8/5/52	1,057,000	910
Canadian Pacific Railway Co.
1.350%, 12/2/24	2,503,000	2,315
1.750%, 12/2/26	485,000	425
2.450%, 12/2/31	406,000	325
3.000%, 12/2/41	495,000	351
Crowley Conro LLC
4.181%, 8/15/43	1,281,554	1,198
CSX Corp.
4.100%, 11/15/32	2,645,000	2,402
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	761,000	682
John Deere Capital Corp.
2.125%, 3/7/25	1,516,000	1,426
2.350%, 3/8/27	2,521,000	2,274
4.150%, 9/15/27	5,299,000	5,142
Northrop Grumman Corp.
4.400%, 5/1/30	3,602,000	3,401
Parker Hannifin Corp.
4.250%, 9/15/27	3,066,000	2,920
4.500%, 9/15/29	2,046,000	1,929
Union Pacific Corp.
2.375%, 5/20/31	1,067,000	867
2.800%, 2/14/32	1,448,000	1,206
3.375%, 2/14/42	1,209,000	919

Total		35,845

Technology (2.2%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	3,250,000	2,945
Apple, Inc.
2.375%, 2/8/41	820,000	568
2.400%, 8/20/50	127,000	79
2.650%, 5/11/50	1,551,000	1,020
2.650%, 2/8/51	690,000	453
2.800%, 2/8/61	716,000	446
3.250%, 8/8/29	4,233,000	3,864
3.350%, 8/8/32	2,645,000	2,356
3.950%, 8/8/52	2,120,000	1,770
4.100%, 8/8/62	1,589,000	1,303
Broadcom, Inc.
2.450%, 2/15/31 144A	1,762,000	1,328
3.150%, 11/15/25	1,320,000	1,239
3.419%, 4/15/33 144A	4,796,000	3,660
3.469%, 4/15/34 144A	2,251,000	1,689
4.150%, 11/15/30	1,191,000	1,031
4.150%, 4/15/32 144A	1,516,000	1,268
4.926%, 5/15/37 144A	1,609,000	1,327
Dell International LLC / EMC Corp.
3.375%, 12/15/41 144A	2,503,000	1,549
3.450%, 12/15/51 144A	3,003,000	1,707
6.100%, 7/15/27	1,025,000	1,033

Corporate Bonds (26.5%)	Shares/ Par +	Value $ (000’s)
Technology continued
Intel Corp.
2.800%, 8/12/41	2,634,000	1,775
4.900%, 8/5/52	2,962,000	2,616
5.050%, 8/5/62	1,056,000	914
KLA-Tencor Corp.
3.300%, 3/1/50	2,411,000	1,693
4.950%, 7/15/52	937,000	851
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.650%, 2/15/32	2,082,000	1,562
3.250%, 5/11/41	1,104,000	724
3.400%, 5/1/30	1,399,000	1,166
4.400%, 6/1/27	1,220,000	1,151
Oracle Corp.
3.950%, 3/25/51	2,122,000	1,407
4.000%, 7/15/46	1,946,000	1,315
4.375%, 5/15/55	677,000	463
VMware, Inc.
0.600%, 8/15/23	4,932,000	4,748
1.000%, 8/15/24	3,502,000	3,241
1.400%, 8/15/26	3,523,000	3,013
1.800%, 8/15/28	611,000	484
4.700%, 5/15/30	2,025,000	1,822
Xilinx, Inc.
2.375%, 6/1/30	862,000	711

Total		60,291

Utilities (2.1%)
The AES Corp.
1.375%, 1/15/26	1,142,000	984
American Transmission Systems, Inc.
2.650%, 1/15/32 144A	700,000	549
Baltimore Gas & Electric Co.
2.250%, 6/15/31	1,504,000	1,201
CenterPoint Energy Houston Electric LLC
3.600%, 3/1/52	1,111,000	831
Consumers Energy Co.
2.500%, 5/1/60	860,000	474
2.650%, 8/15/52	673,000	417
DTE Electric Co.
2.950%, 3/1/50	1,756,000	1,177
3.650%, 3/1/52	806,000	609
DTE Energy Co.
1.050%, 6/1/25	899,000	805
Duke Energy Carolinas LLC
2.550%, 4/15/31	1,022,000	839
2.850%, 3/15/32	1,867,000	1,546
3.550%, 3/15/52	1,359,000	990
Duke Energy Corp.
2.550%, 6/15/31	1,204,000	945
3.500%, 6/15/51	311,000	209
3.750%, 9/1/46	310,000	220
4.300%, 3/15/28	2,603,000	2,450
4.500%, 8/15/32	2,858,000	2,585
5.000%, 8/15/52	493,000	420
Duke Energy Florida LLC
2.400%, 12/15/31	1,499,000	1,191
Duke Energy Progress LLC
2.500%, 8/15/50	1,516,000	897
Entergy Arkansas LLC
2.650%, 6/15/51	1,353,000	817

Select Bond Portfolio

Corporate Bonds (26.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Eversource Energy
1.400%, 8/15/26	853,000	739
2.550%, 3/15/31	1,089,000	872
3.375%, 3/1/32	936,000	787
4.600%, 7/1/27	2,608,000	2,517
Israel Electric Corp., Ltd.
3.750%, 2/22/32 144A §	960,000	825
Jersey Central Power & Light Co.
2.750%, 3/1/32 144A	1,651,000	1,310
Korea Hydro & Nuclear Power Co., Ltd.
4.250%, 7/27/27 144A	2,166,000	2,084
Metropolitan Edison Co.
4.300%, 1/15/29 144A	1,767,000	1,649
MidAmerican Energy Co.
2.700%, 8/1/52	1,304,000	819
Mississippi Power Co.
3.100%, 7/30/51	1,804,000	1,150
3.950%, 3/30/28	1,801,000	1,660
4.250%, 3/15/42	691,000	552
NextEra Energy Capital Holdings, Inc.
4.625%, 7/15/27	1,568,000	1,515
Northern States Power Co.
3.200%, 4/1/52	1,016,000	706
NSTAR Electric Co.
3.100%, 6/1/51	925,000	619
4.550%, 6/1/52	1,220,000	1,059
4.950%, 9/15/52	528,000	493
Pacific Gas & Electric Co.
2.100%, 8/1/27	806,000	652
3.950%, 12/1/47	2,286,000	1,452
4.200%, 6/1/41	874,000	599
4.500%, 7/1/40	517,000	376
4.750%, 2/15/44	505,000	362
4.950%, 7/1/50	2,030,000	1,486
PECO Energy Co.
2.850%, 9/15/51	1,814,000	1,168
Pennsylvania Electric Co.
3.250%, 3/15/28 144A	1,464,000	1,303
Public Service Company of Oklahoma
2.200%, 8/15/31	1,004,000	781
3.150%, 8/15/51	1,016,000	653
Public Service Electric & Gas Co.
1.900%, 8/15/31	2,016,000	1,576
2.050%, 8/1/50	418,000	227
2.700%, 5/1/50	820,000	516
Public Service Enterprise Group, Inc.
1.600%, 8/15/30	1,157,000	868
2.450%, 11/15/31	1,301,000	1,013
Southern California Edison Co.
4.125%, 3/1/48	1,133,000	842
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25 144A	710,000	682
Virginia Electric & Power Co.
2.950%, 11/15/51	1,504,000	974
4.625%, 5/15/52	1,130,000	977

Corporate Bonds (26.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Wisconsin Electric Power Co.
4.750%, 9/30/32	1,502,000	1,447
Total		57,466

Total Corporate Bonds (Cost: $857,332)		736,584

Governments (29.5%)
Governments (29.5%)
Bermuda Government International Bond
5.000%, 7/15/32 144A	1,280,000	1,215
Export-Import Bank of Korea
4.500%, 9/15/32	1,507,000	1,461
Federal Home Loan Mortgage Corp.
0.000%, 12/14/29 PO	4,007,000	2,963
Federal National Mortgage Association
0.000%, 11/15/30 PO	11,778,000	8,347
Province of Saskatchewan
3.250%, 6/8/27	1,533,000	1,453
Republic of Chile
4.340%, 3/7/42	849,000	673
Republic of Indonesia
4.650%, 9/20/32	2,173,000	2,038
Republic of Paraguay
3.849%, 6/28/33 144A	598,000	468
4.950%, 4/28/31 144A	412,000	367
5.400%, 3/30/50 144A	1,869,000	1,374
Republic of Peru
3.000%, 1/15/34	764,000	574
3.600%, 1/15/72	594,000	358
United Mexican States
3.500%, 2/12/34	1,362,000	1,035
3.750%, 4/19/71	2,464,000	1,430
4.400%, 2/12/52	3,288,000	2,264
4.500%, 4/22/29	2,664,000	2,464
4.600%, 2/10/48	576,000	420
4.875%, 5/19/33	4,626,000	4,066
US Treasury
0.125%, 4/30/23	15,360,000	15,016
0.250%, 3/15/24	12,169,000	11,476
0.250%, 8/31/25	33,474,000	29,819
0.375%, 11/30/25	10,368,000	9,192
0.375%, 1/31/26	66,141,000	58,261
0.625%, 11/30/27	15,435,000	12,974
0.750%, 5/31/26	20,757,000	18,331
0.750%, 1/31/28	2,928,000	2,465
0.875%, 6/30/26	9,776,000	8,655
1.000%, 7/31/28	15,970,000	13,452
1.125%, 5/15/40	54,471,000	34,038
1.125%, 8/15/40	48,786,000	30,221
1.250%, 6/30/28	34,523,000	29,587
1.250%, 9/30/28	7,555,000	6,431
1.375%, 11/15/40	97,432,000	62,984
1.375%, 8/15/50	7,166,000	4,149
1.375%, 10/31/28	47,065,000	40,318
1.500%, 8/15/26	69,615,000	62,964
1.500%, 11/30/28	7,360,000	6,344
1.625%, 11/15/50	5,502,000	3,416
1.625%, 5/15/26	21,780,000	19,907
1.750%, 8/15/41	96,652,000	66,082

Select Bond Portfolio

Governments (29.5%)	Shares/ Par +	Value $ (000’s)
Governments continued
1.875%, 2/15/41	4,376,000	3,100
1.875%, 11/15/51	6,155,000	4,070
2.000%, 8/15/51	25,688,000	17,546
2.000%, 11/15/26	6,156,000	5,653
2.250%, 2/15/52	24,751,000	17,983
2.250%, 11/15/27	12,053,000	11,029
2.500%, 4/30/24	8,138,000	7,911
2.625%, 7/31/29	7,802,000	7,169
2.750%, 8/15/32	30,112,000	27,534
2.750%, 2/15/28	23,723,000	22,215
2.750%, 5/31/29	12,496,000	11,572
2.875%, 5/15/52	3,710,000	3,111
2.875%, 4/30/25	10,294,000	9,945
3.000%, 8/15/52	14,109,000	12,176
3.000%, 6/30/24	1,654,000	1,618
3.125%, 8/31/27	6,228,000	5,974
3.125%, 8/31/29	9,459,000	8,977
3.250%, 6/30/27	5,440,000	5,243
3.250%, 6/30/29	8,414,000	8,042
3.375%, 8/15/42	3,218,000	2,915
3.500%, 9/15/25	19,136,000	18,746
4.125%, 9/30/27	25,050,000	25,132
4.250%, 9/30/24	3,749,000	3,751
Total		820,464

Total Governments (Cost: $937,728)		820,464

Municipal Bonds (0.3%)
Municipal Bonds (0.3%)
County of Clark Department of Aviation
6.820%, 7/1/45 RB	1,780,000	2,122
North Texas Tollway Authority, Series 2009-B
6.718%, 1/1/49 RB	1,950,000	2,313
The Ohio State University
4.800%, 6/1/11 RB	1,070,000	924
Port Authority of New York & New Jersey
4.458%, 10/1/62 RB	3,110,000	2,717
The University of Texas System
2.439%, 8/15/49 RB	925,000	571
Total Municipal Bonds (Cost: $10,496)		8,647

Structured Products (46.6%)
Asset Backed Securities (11.6%)
Ally Auto Receivables Trust, Series 2022-1, Class A3
3.310%, 11/15/26	2,703,000	2,643
American Express Credit Account Master Trust, Series 2022-2, Class A
3.390%, 5/17/27	8,937,000	8,646
American Express Credit Account Master Trust, Series 2022-3, Class A
3.750%, 8/16/27	5,810,000	5,660
AmeriCredit Automobile Receivables Trust, Series 2022-1, Class A3
2.450%, 11/18/26	906,000	878
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3
4.380%, 4/18/28	2,344,000	2,321

Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A
2.360%, 3/20/26 144A	2,229,000	2,087
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A
2.330%, 8/20/26 144A	1,707,000	1,570
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A
1.660%, 2/20/28 144A	4,820,000	4,120
Avis Budget Rental Car Funding AESOP LLC, Series 2022-3A, Class A
4.620%, 2/20/27 144A	4,201,000	4,065
Avis Budget Rental Car Funding AESOP LLC, Series 2022-4A, Class A
4.770%, 2/20/29 144A	2,083,000	2,002
BA Credit Card Trust, Series 2022-A1, Class A1
3.530%, 11/15/27	4,447,000	4,314
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.390%, 7/15/30	3,405,000	2,827
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A
3.490%, 5/15/27	3,199,000	3,102
Chase Auto Owner Trust, Series 2022-AA, Class A4
3.990%, 3/27/28 144A	1,504,000	1,454
Chase Issuance Trust, Series 2022-A1, Class A
3.970%, 9/15/27	4,213,000	4,137
College Avenue Student Loans LLC, Series 2017-A, Class A1
4.734%, (ICE LIBOR USD 1 Month plus 1.650%), 11/26/46 144A	850,637	838
College Avenue Student Loans LLC, Series 2018-A, Class A2
4.130%, 12/26/47 144A	727,883	676
College Avenue Student Loans LLC, Series 2019-A, Class A2
3.280%, 12/28/48 144A	1,432,342	1,306
College Avenue Student Loans LLC, Series 2021-A, Class A2
1.600%, 7/25/51 144A	1,736,073	1,442
Discover Card Execution Note Trust, Series 2022-A3, Class A3
3.560%, 7/15/27	12,118,000	11,775
Ford Credit Auto Lease Trust, Series 2022-A, Class A3
3.230%, 5/15/25	5,471,000	5,381
Ford Credit Auto Owner Trust, Series 2020-2, Class A
1.060%, 4/15/33 144A	1,575,000	1,395
Ford Credit Auto Owner Trust, Series 2022-1, Class A
3.880%, 11/15/34 144A	7,377,000	7,041
Ford Credit Auto Owner Trust, Series 2022-A, Class A3
1.290%, 6/15/26	1,453,000	1,386
Ford Credit Auto Owner Trust, Series 2022-A, Class A4
3.370%, 7/15/25	2,104,000	2,056

Select Bond Portfolio

Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Ford Credit Auto Owner Trust, Series 2022-C, Class A4
4.590%, 12/15/27	3,779,000	3,742
GM Financial Automobile Leasing Trust, Series 2022-2, Class A3
3.420%, 6/20/25	2,215,000	2,172
GM Financial Automobile Leasing Trust, Series 2022-2, Class A4
3.540%, 5/20/26	2,426,000	2,361
GM Financial Automobile Leasing Trust, Series 2022-3, Class A4
4.110%, 8/20/26	3,156,000	3,097
GM Financial Consumer Automobile Receivables Trust, Series 2022-2, Class A3
3.100%, 2/16/27	6,253,000	6,059
GM Financial Consumer Automobile Receivables Trust, Series 2022-2, Class A4
3.250%, 4/17/28	3,335,000	3,186
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A4
3.710%, 12/16/27	1,920,000	1,854
Hertz Vehicle Financing III LLC, Series 2021- 2A, Class A
1.680%, 12/27/27 144A	2,671,000	2,284
Hertz Vehicle Financing III LLC, Series 2022- 1A, Class A
1.990%, 6/25/26 144A	5,782,000	5,272
Hertz Vehicle Financing LLC, Series 2022-2A, Class A
2.330%, 6/26/28 144A	5,129,000	4,484
Hertz Vehicle Financing LLC, Series 2022-4A, Class A
3.730%, 9/25/26 144A	3,201,000	3,068
Hertz Vehicle Financing LLC, Series 2022-5A, Class A
3.890%, 9/25/28 144A	5,207,000	4,823
Honda Auto Receivables Owner Trust, Series 2022-2, Class A4
3.760%, 12/18/28	1,437,000	1,398
Hyundai Auto Receivables Trust, Series 2021- C, Class A4
1.030%, 12/15/27	1,869,000	1,697
Hyundai Auto Receivables Trust, Series 2022- A, Class A3
2.220%, 10/15/26	3,507,000	3,363
Hyundai Auto Receivables Trust, Series 2022- A, Class A4
2.350%, 4/17/28	1,194,000	1,114
Hyundai Auto Receivables Trust, Series 2022- C, Class A4
4.480%, 8/17/26 144A	3,093,000	3,054
Navient Private Education Loan Trust, Series 2014-AA, Class A3
4.418%, (ICE LIBOR USD 1 Month plus 1.600%), 10/15/31 144A	1,539,000	1,534
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2
3.520%, 6/16/42 144A	138,965	138
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A
4.000%, 12/15/59 144A	2,181,304	2,098

Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A
3.420%, 1/15/43 144A	1,986,084	1,925
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2
3.130%, 2/15/68 144A	1,531,506	1,468
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A
3.010%, 12/15/59 144A	3,854,264	3,559
Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2
2.120%, 1/15/69 144A	1,342,048	1,227
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A
1.170%, 9/16/69 144A	2,520,555	2,253
Navient Private Education Refi Loan Trust, Series 2021-A, Class A
0.840%, 5/15/69 144A	662,877	583
Navient Private Education Refi Loan Trust, Series 2021-FA, Class A
1.110%, 2/18/70 144A	3,281,655	2,772
Navient Private Education Refi Loan Trust, Series 2022-A, Class A
2.230%, 7/15/70 144A	7,925,071	7,015
Navient Student Loan Trust, Series 2016-AA, Class A2B
4.968%, (ICE LIBOR USD 1 Month plus 2.150%), 12/15/45 144A	648,249	655
Navient Student Loan Trust, Series 2019-BA, Class A2A
3.390%, 12/15/59 144A	2,886,200	2,734
Navient Student Loan Trust, Series 2019-FA, Class A2
2.600%, 8/15/68 144A	2,271,650	2,105
Navient Student Loan Trust, Series 2020-EA, Class A
1.690%, 5/15/69 144A	132,501	119
Navient Student Loan Trust, Series 2020-HA, Class A
1.310%, 1/15/69 144A	1,362,238	1,237
Navient Student Loan Trust, Series 2020-IA, \Class A1A
1.330%, 4/15/69 144A	4,946,207	4,295
Navient Student Loan Trust, Series 2021-3A, Class A1A
1.770%, 8/25/70 144A	3,710,435	3,230
Navient Student Loan Trust, Series 2021-BA, Class A
0.940%, 7/15/69 144A	985,519	847
Navient Student Loan Trust, Series 2021-CA, Class A
1.060%, 10/15/69 144A	3,794,592	3,255
Navient Student Loan Trust, Series 2021-EA, Class A
0.970%, 12/16/69 144A	6,296,565	5,277
Navient Student Loan Trust, Series 2021-GA, Class A
1.580%, 4/15/70 144A	2,285,334	1,967

Select Bond Portfolio

Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2004-3, Class A5
2.963%, (ICE LIBOR USD 3 Month plus 0.180%), 10/27/36	454,288	443
Nelnet Student Loan Trust, Series 2004-4, Class A5
2.943%, (ICE LIBOR USD 3 Month plus 0.160%), 1/25/37	2,227,066	2,182
Nelnet Student Loan Trust, Series 2005-1, Class A5
2.893%, (ICE LIBOR USD 3 Month plus 0.110%), 10/25/33	6,758,019	6,605
Nelnet Student Loan Trust, Series 2005-2, Class A5
3.702%, (ICE LIBOR USD 3 Month plus 0.100%), 3/23/37	6,348,032	6,204
Nelnet Student Loan Trust, Series 2005-3, Class A5
3.722%, (ICE LIBOR USD 3 Month plus 0.120%), 12/24/35	4,930,120	4,818
Nelnet Student Loan Trust, Series 2005-4, Class A4
3.782%, (ICE LIBOR USD 3 Month plus 0.180%), 3/22/32	852,072	828
Nissan Auto Lease Trust, Series 2022-A, Class A3
3.810%, 5/15/25	4,217,000	4,170
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A4
4.450%, 11/15/29	2,820,000	2,765
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A3
3.960%, 4/15/26 144A	2,224,000	2,191
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4
4.180%, 12/15/28 144A	1,093,000	1,069
Santander Drive Auto Receivables Trust, Series 2022-2, Class A3
2.980%, 10/15/26	6,587,000	6,457
Santander Drive Auto Receivables Trust, Series 2022-3, Class A3
3.400%, 12/15/26	2,554,000	2,508
Santander Drive Auto Receivables Trust, Series 2022-4, Class A3
4.140%, 2/16/27	3,191,000	3,153
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3
4.110%, 8/17/26	2,649,000	2,619
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3
4.490%, 11/16/26	5,498,000	5,449
SMB Private Education Loan Trust, Series 2016-B, Class A2A
2.430%, 2/17/32 144A	780,560	753
SMB Private Education Loan Trust, Series 2016-B, Class A2B
4.268%, (ICE LIBOR USD 1 Month plus 1.450%), 2/17/32 144A	732,836	731

Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2016-C, Class A2B
3.918%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	800,075	798
SMB Private Education Loan Trust, Series 2018-C, Class A2A
3.630%, 11/15/35 144A	1,135,147	1,092
SMB Private Education Loan Trust, Series 2019-A, Class A2A
3.440%, 7/15/36 144A	4,721,357	4,499
SMB Private Education Loan Trust, Series 2020-BA, Class A1A
1.290%, 7/15/53 144A	1,919,040	1,719
SMB Private Education Loan Trust, Series 2021-A, Class APT1
1.070%, 1/15/53 144A	7,195,152	6,132
SMB Private Education Loan Trust, Series 2021-B, Class A
1.310%, 7/17/51 144A	1,907,143	1,697
SMB Private Education Loan Trust, Series 2021-C, Class A2
3.618%, (ICE LIBOR USD 1 Month plus 0.800%), 1/15/53 144A	4,242,000	4,084
SMB Private Education Loan Trust, Series 2021-D, Class A1A
1.340%, 3/17/53 144A	5,996,002	5,269
SMB Private Education Loan Trust, Series 2021-E, Class A1A
1.680%, 2/15/51 144A	4,162,568	3,724
SMB Private Education Loan Trust, Series 2022-C, Class A1A
4.480%, 5/16/50 144A	2,139,000	2,050
SMB Private Education Loan Trust, Series 2020-PTA, Class A2A
1.600%, 9/15/54 144A	3,075,556	2,746
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A
1.600%, 9/15/54 144A	8,871,979	7,835
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX
2.650%, 9/25/40 144A	69,855	68
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B
2.720%, 11/26/40 144A	512,174	507
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX
1.950%, 2/15/46 144A	348,490	316
SoFi Professional Loan Program LLC, Series 2021-A, Class AFX
1.030%, 8/17/43 144A	1,147,335	975
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX
1.140%, 2/15/47 144A	2,597,921	2,163
Synchrony Card Funding LLC, Series 2022- A1, Class A
3.370%, 4/17/28	3,793,000	3,668
Synchrony Card Funding LLC, Series 2022- A2, Class A
3.860%, 7/17/28	3,800,000	3,699

Select Bond Portfolio

Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A
3.820%, 4/25/35 144A	11,783,000	11,295
Toyota Auto Owner Trust, Series 2022-C, Class A4
3.770%, 2/15/28	2,406,000	2,338
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A3
0.710%, 4/15/26	1,029,000	974
Toyota Auto Receivables Owner Trust, Series 2022-B, Class A4
3.110%, 8/16/27	2,486,000	2,358
Triton Container Finance VIII LLC, Series 2020-1A, Class A
2.110%, 9/20/45 144A	1,412,660	1,216
Verizon Master Trust, Series 2022-6, Class A
3.670%, 1/22/29 Σ	3,908,000	3,790
Verizon Owner Trust, Series 2022-2, Class A
1.530%, 7/20/28	2,007,000	1,860
Verizon Owner Trust, Series 2022-4, Class A
3.400%, 11/20/28 Σ	4,341,000	4,174
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3
3.210%, 2/18/25	2,345,000	2,300
World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A4
3.340%, 6/15/27	1,381,000	1,348
Total		324,082

Mortgage Securities (35.0%)
3650R Commercial Mortgage Trust, Series 2021-PF1, Class A5
2.522%, 11/15/54	1,584,000	1,277
Angel Oak Mortgage Trust, Series 2019-2, Class A1
3.628%, (AFC), 3/25/49 144A	3,971	4
Angel Oak Mortgage Trust, Series 2020-2, Class A1A
2.531%, (AFC), 1/26/65 144A	942,158	871
Angel Oak Mortgage Trust, Series 2020-5, Class A1
1.373%, (AFC), 5/25/65 144A	326,272	291
Angel Oak Mortgage Trust, Series 2021-6, Class A1
1.458%, (AFC), 9/25/66 144A	1,765,883	1,409
Barclays Commercial Mortgage Securities LLC, Series 2018-C2, Class ASB
4.236%, 12/15/51	729,000	702
Barclays Commercial Mortgage Securities LLC, Series 2019-C3, Class A3
3.319%, 5/15/52	363,000	325
Benchmark Mortgage Trust, Series 2021-B31, Class A5
2.669%, 12/15/54	503,000	409
Benchmark Mortgage Trust, Series 2022-B35, Class A5
4.594%, 5/15/55	1,994,000	1,885
Benchmark Mortgage Trust, Series 2022-B36, Class A5
4.470%, (AFC), 7/16/55	1,000,000	942

Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1
2.879%, (AFC), 7/25/49 144A Σ	1,265,930	1,175
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1
2.724%, (AFC), 11/25/59 144A Σ	761,586	735
BX Commercial Mortgage Trust, Series 2021- VOLT, Class A
3.518%, (ICE LIBOR USD 1 Month plus 0.700%), 9/15/36 144A	6,842,000	6,531
BX Trust, Series 2021-XL2, Class A
3.507%, (ICE LIBOR USD 1 Month plus 0.689%), 10/15/38 144A	3,172,838	3,042
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB
3.367%, 6/15/50	930,369	890
Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class A5
4.743%, 6/15/55	2,008,000	1,923
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1
6.500%, 4/25/35	84,494	80
COLT Mortgage Loan Trust, Series 2021-2, Class A1
0.924%, (AFC), 8/25/66 144A	2,264,792	1,872
COLT Mortgage Loan Trust, Series 2021-4, Class A1
1.397%, (AFC), 10/25/66 144A	2,501,261	2,048
COMM Mortgage Trust, Series 2012-CR3, Class A3
2.822%, 10/15/45	195,958	196
COMM Mortgage Trust, Series 2013-CR10, Class A4
4.210%, (AFC), 8/10/46	52,000	52
COMM Mortgage Trust, Series 2013-CR11, Class A4
4.258%, 8/10/50	6,080,000	6,042
COMM Mortgage Trust, Series 2013-CR6, Class A4
3.101%, 3/10/46	4,482,000	4,464
COMM Mortgage Trust, Series 2014-UBS4, Class A4
3.420%, 8/10/47	2,348,000	2,275
COMM Mortgage Trust, Series 2015-LC19, Class A3
2.922%, 2/10/48	2,861,653	2,727
COMM Mortgage Trust, Series 2015-LC23, Class A3
3.521%, 10/10/48	1,230,000	1,171
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A3
2.805%, 3/17/54	793,000	661
CSMC Commercial Mortgage Trust, Series 2019-C16, Class A2
3.066%, 6/15/52	1,203,000	1,052
EQUS Mortgage Trust, Series 2021-EQAZ, Class A
3.573%, (ICE LIBOR USD 1 Month plus 0.755%), 10/15/38 144A	2,684,000	2,550

Select Bond Portfolio

Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Fannie Mae REMICS, Series 2021-78, Class PA
2.500%, 11/25/51	2,108,556	1,844
Federal Home Loan Bank
2.000%, 4/1/41	1,512,827	1,267
2.000%, 7/1/41	597,102	500
2.000%, 11/1/41	3,286,419	2,751
2.000%, 12/1/41	8,117,176	6,794
2.000%, 1/1/42	1,983,291	1,660
2.000%, 2/1/42	12,978,926	10,848
2.000%, 2/1/47	1,159,910	945
2.000%, 12/1/51	953,472	777
2.500%, 4/1/42	865,600	741
2.500%, 5/1/42	4,179,380	3,571
2.500%, 6/1/42	1,444,342	1,236
2.500%, 2/1/52	765,117	646
2.500%, 3/1/52	2,563,047	2,157
Federal Home Loan Mortgage Corp.
2.000%, 4/1/42	1,899,538	1,588
2.339%, (ICE LIBOR USD 12 Month plus 1.650%), 3/1/43	519,465	526
2.344%, (ICE LIBOR USD 12 Month plus 1.642%), 8/1/43	371,417	372
2.357%, (ICE LIBOR USD 12 Month plus 1.635%), 7/1/43	206,247	206
2.435%, (ICE LIBOR USD 12 Month plus 1.637%), 9/1/45	4,032,869	4,041
2.500%, 8/1/51	1,089,428	919
2.500%, 9/1/51	7,190,880	6,085
2.500%, 1/1/52	7,155,755	6,026
2.507%, (ICE LIBOR USD 12 Month plus 1.632%), 11/1/43	348,807	348
2.532%, (ICE LIBOR USD 12 Month plus 1.646%), 10/1/43	682,800	685
2.554%, (ICE LIBOR USD 12 Month plus 1.606%), 9/1/43	162,855	163
2.668%, (ICE LIBOR USD 12 Month plus 1.612%), 10/1/43	411,608	411
2.730%, (ICE LIBOR USD 12 Month plus 1.682%), 2/1/43	520,841	533
2.807%, (ICE LIBOR USD 12 Month plus 1.640%), 5/1/49	1,074,124	1,045
2.876%, (ICE LIBOR USD 12 Month plus 1.723%), 1/1/44	708,704	715
2.903%, (ICE LIBOR USD 12 Month plus 1.683%), 9/1/47	2,099,875	2,122
3.000%, 11/1/48	1,203,569	1,068
3.394%, (ICE LIBOR USD 12 Month plus 1.635%), 4/1/48	4,204,566	4,227
3.442%, (ICE LIBOR USD 12 Month plus 1.637%), 3/1/49	1,816,301	1,813
3.463%, (ICE LIBOR USD 12 Month plus 1.770%), 9/1/42	386,267	399
4.000%, 7/1/49	4,374,579	4,133
4.500%, 6/1/39	94,881	93
4.500%, 7/1/39	115,081	113
5.000%, 5/1/48	1,937,723	1,927
5.000%, 3/1/49	3,993,672	3,958
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30
3.000%, 7/15/42	2,970,888	2,692

Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2017-4742, Class PA
3.000%, 10/15/47	2,254,177	2,070
Federal Home Loan Mortgage Corp., Series 2439, Class LH
6.000%, 4/15/32	171,025	175
Federal Home Loan Mortgage Corp., Series 4205, Class PA
1.750%, 5/15/43	986,145	839
Federal Home Loan Mortgage Corp., Series 4426, Class QC
1.750%, 7/15/37	1,514,136	1,393
Federal Home Loan Mortgage Corp., Series 4880, Class DA
3.000%, 5/15/50	2,034,119	1,872
Federal Home Loan Mortgage Corp., Series 5091, Class AB
1.500%, 3/25/51	3,685,830	3,080
Federal Home Loan Mortgage Corp., Series 5119, Class AB
1.500%, 8/25/49	1,780,669	1,452
Federal Home Loan Mortgage Corp., Series 5203, Class G
2.500%, 11/25/48	1,208,357	1,061
Federal National Mortgage Association
1.000%, 8/1/42	2,788,000	2,330
1.500%, 10/1/41	9,199,901	7,360
1.500%, 11/1/41	18,527,948	14,821
1.612%, (US 30 Day Average SOFR plus 2.214%), 12/1/51	955,946	857
2.000%, 12/1/40	1,660,347	1,391
2.000%, 5/1/41	2,865,128	2,401
2.000%, 7/1/41	12,918,463	10,823
2.000%, 8/1/41	604,998	507
2.000%, 1/1/42	3,110,709	2,604
2.000%, 2/1/42	23,341,959	19,509
2.000%, 3/1/42	9,127,077	7,628
2.000%, 1/1/47	1,358,798	1,109
2.000%, 3/1/47	1,634,469	1,336
2.000%, 12/1/50	10,063,348	8,190
2.000%, 10/1/51	26,216,228	21,308
2.000%, 3/1/52	4,332,297	3,526
2.259%, (ICE LIBOR USD 12 Month plus 1.560%), 6/1/43	275,139	277
2.452%, (ICE LIBOR USD 12 Month plus 1.564%), 3/1/43	137,732	140
2.470%, (ICE LIBOR USD 12 Month plus 1.579%), 10/1/43	941,054	944
2.500%, 12/1/35	7,286,305	6,620
2.500%, 3/1/36	4,265,994	3,876
2.500%, 5/1/36	9,510,184	8,640
2.500%, 6/1/36	5,267,625	4,785
2.500%, 8/1/41	2,347,638	2,013
2.500%, 2/1/42	2,746,252	2,369
2.500%, 4/1/42	6,169,279	5,283
2.500%, 5/1/42	3,435,064	2,938
2.500%, 6/1/42	3,082,620	2,638
2.500%, 12/1/47	6,417,589	5,459
2.500%, 8/1/50	17,498,234	14,812
2.500%, 10/1/50	4,173,893	3,533
2.500%, 6/1/51	2,886,207	2,443

Select Bond Portfolio

Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
2.500%, 9/1/51	3,317,366	2,806
2.500%, 12/1/51	18,160,179	15,352
2.500%, 3/1/52	3,096,913	2,610
2.791%, (ICE LIBOR USD 12 Month plus 1.584%), 1/1/46	2,425,059	2,461
2.998%, (ICE LIBOR USD 12 Month plus 1.579%), 6/1/45	849,506	854
3.000%, 11/1/42	2,397,720	2,151
3.000%, 1/1/43	2,581,082	2,309
3.000%, 7/1/43	1,332,761	1,191
3.000%, 8/1/43	1,818,526	1,625
3.000%, 2/1/45	2,597,080	2,324
3.000%, 10/1/46	3,524,136	3,135
3.000%, 11/1/46	4,257,120	3,780
3.000%, 12/1/46	9,981,099	8,862
3.000%, 1/1/47	1,537,123	1,364
3.000%, 2/1/47	8,412,716	7,518
3.000%, 2/1/48	1,777,203	1,581
3.000%, 12/1/48	5,180,196	4,597
3.000%, 10/1/49	30,315,935	27,164
3.000%, 2/1/50	19,371,206	17,223
3.000%, 5/1/50	7,568,892	6,789
3.000%, 7/1/50	14,657,778	12,997
3.000%, 2/1/55	1,347,425	1,191
3.000%, 7/1/60	16,475,966	14,307
3.270%, (ICE LIBOR USD 12 Month plus 1.641%), 1/1/43	306,799	315
3.500%, 4/1/50	3,796,351	3,493
3.500%, 1/1/52	4,280,820	3,914
3.500%, 2/1/52	4,312,781	3,942
3.684%, (US 30 Day Average SOFR plus 2.370%), 8/1/52	2,170,004	2,077
3.963%, (US 30 Day Average SOFR plus 2.120%), 8/1/52	857,481	822
4.000%, 9/1/33	837,467	813
4.000%, 10/1/37	10,267,297	9,944
4.000%, 6/1/38	1,344,628	1,283
4.000%, 9/1/45	538,152	511
4.000%, 1/1/46	2,604,243	2,474
4.000%, 2/1/47	1,429,070	1,355
4.000%, 4/1/47	627,662	594
4.000%, 10/1/47	498,543	472
4.000%, 7/1/48	8,142,012	7,725
4.000%, 12/1/48	1,315,398	1,245
4.000%, 2/1/49	2,263,781	2,139
4.000%, 5/1/49	1,285,281	1,213
4.000%, 12/1/49	1,298,565	1,228
4.000%, 8/1/59	1,675,628	1,574
4.172%, (US 30 Day Average SOFR plus 2.120%), 7/1/52	3,395,379	3,281
4.225%, (US 30 Day Average SOFR plus 2.370%), 9/1/52	997,781	973
4.317%, (US 30 Day Average SOFR plus 2.125%), 8/1/52	3,923,490	3,847
4.357%, (US 30 Day Average SOFR plus 2.124%), 7/1/52	3,888,753	3,818
4.500%, 6/1/41	93,806	92
4.500%, 3/1/43	1,249,015	1,224
4.500%, 10/1/45	1,955,375	1,916
4.500%, 2/1/46	68,205	66
4.500%, 7/1/48	2,057,210	2,019

Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.500%, 8/1/48	2,791,331	2,730
4.500%, 10/1/48	3,120,993	3,052
4.500%, 11/1/48	967,507	951
4.500%, 1/1/49	4,331,132	4,235
4.500%, 2/1/49	2,159,503	2,109
4.500%, 6/1/49	1,848,158	1,800
4.500%, 7/1/49	1,845,871	1,795
4.500%, 8/1/49	1,653,975	1,606
4.618%, (US 30 Day Average SOFR plus 2.127%), 8/1/52	4,421,916	4,378
4.644%, (US 30 Day Average SOFR plus 2.122%), 8/1/52	3,203,742	3,148
4.650%, (US 30 Day Average SOFR plus 2.131%), 8/1/52	3,427,241	3,396
5.000%, 7/1/44	128,373	128
5.000%, 10/1/48	397,726	395
5.000%, 12/1/48	1,152,149	1,138
5.000%, 8/1/49	19,166,708	19,060
5.000%, 11/1/49	1,775,905	1,755
5.500%, 12/1/48	1,437,884	1,465
5.500%, 6/1/49	3,900,085	3,989
5.500%, 9/1/52	2,945,092	3,034
Federal National Mortgage Association Stripped, Series 414, Class A35
3.500%, 10/25/42 PO	2,469,193	2,329
Federal National Mortgage Association, Series 2012-151, Class NX
1.500%, 1/25/43	1,086,259	942
Federal National Mortgage Association, Series 2013-11, Class AP
1.500%, 1/25/43	3,846,126	3,414
Federal National Mortgage Association, Series 2013-43, Class BP
1.750%, 5/25/43	1,254,554	1,097
Federal National Mortgage Association, Series 2015-84, Class PA
1.700%, 8/25/33	4,457,691	4,074
Federal National Mortgage Association, Series 2016-48, Class MA
2.000%, 6/25/38	4,435,634	4,018
Federal National Mortgage Association, Series 2016-57, Class PC
1.750%, 6/25/46	8,621,957	7,212
Federal National Mortgage Association, Series 2017-13, Class PA
3.000%, 8/25/46	1,368,235	1,252
Federal National Mortgage Association, Series 2017-M7, Class A2
2.961%, (AFC), 2/25/27	976,580	916
Federal National Mortgage Association, Series 2018-14, Class KC
3.000%, 3/25/48	2,656,983	2,463
Federal National Mortgage Association, Series 2018-8, Class KL
2.500%, 3/25/47	1,419,473	1,251
Federal National Mortgage Association, Series 2019-15, Class AB
3.500%, 5/25/53	3,857,483	3,655
Federal National Mortgage Association, Series 2019-25, Class PA
3.000%, 5/25/48	2,903,126	2,674

Select Bond Portfolio

Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2020-45, Class JL
3.000%, 7/25/40	3,172,624	2,888
Federal National Mortgage Association, Series 2020-48, Class AB
2.000%, 7/25/50	1,515,576	1,318
Federal National Mortgage Association, Series 2020-48, Class DA
2.000%, 7/25/50	4,576,213	3,911
Federal National Mortgage Association, Series 2021-27, Class EC
1.500%, 5/25/51	6,320,913	5,236
Federal National Mortgage Association, Series 2021-78, Class ND
1.500%, 11/25/51	3,688,290	3,059
Federal National Mortgage Association, Series 2022-11, Class A
2.500%, 7/25/47	6,012,605	5,474
Federal National Mortgage Association, Series 2022-28, Class CA
2.000%, 1/25/48	2,256,478	2,027
Federal National Mortgage Association, Series 2022-M13, Class A2
2.593%, 6/25/32	2,133,000	1,815
Freddie Mac Non Gold Pool
3.912%, (US 30 Day Average SOFR plus 2.130%), 7/1/52	1,455,842	1,404
3.991%, (US 30 Day Average SOFR plus 2.140%), 8/1/52	1,955,518	1,870
4.119%, (US 30 Day Average SOFR plus 2.380%), 9/1/52	998,225	967
4.303%, (US 30 Day Average SOFR plus 2.130%), 7/1/52	1,789,000	1,749
Freddie Mac, Series 1582, Class M
2.500%, 5/25/49	1,877,659	1,665
Freddie Mac, Series 5178, Class TP
2.500%, 4/25/49	2,990,551	2,581
Freddie Mac, Series 5201, Class CA
2.500%, 7/25/48	2,765,588	2,481
Freddie Mac, Series 5202, Class LA
2.500%, 5/25/49	2,707,222	2,351
Freddie Mac, Series 5217, Class CD
2.500%, 7/25/49	2,412,200	2,221
Freddie Mac, Series K144, Class A2
2.450%, 4/25/32	2,668,000	2,229
Freddie Mac, Series K145, Class A2
2.580%, 6/25/55	2,668,000	2,253
Freddie Mac, Series K146, Class A2
2.920%, 6/25/32	5,087,000	4,448
Freddie Mac, Series K147, Class A2
3.000%, (AFC), 6/25/32	5,087,000	4,479
Freddie Mac, Series KG07, Class A2
3.123%,(AFC), 8/25/32	2,665,000	2,372
Government National Mortgage Association
2.500%, 12/20/49	5,374,572	4,866
2.500%, 12/20/51	21,373,669	18,430
2.500%, 1/20/52	14,749,090	12,430
3.000%, 10/20/46	418,416	366
3.000%, 12/20/46	2,142,847	1,879
3.000%, 1/20/47	673,287	589

Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.000%, 3/20/47	1,587,178	1,392
3.000%, 4/20/47	2,129,816	1,865
3.000%, 7/20/47	761,000	668
3.000%, 8/20/47	1,166,404	1,024
3.000%, 9/20/47	501,985	441
3.000%, 11/15/47	7,390,000	6,611
3.000%, 11/20/47	1,184,413	1,037
3.000%, 12/20/47	152,538	134
3.000%, 1/20/48	905,404	795
3.000%, 2/20/48	741,563	650
3.000%, 3/20/48	233,763	205
3.000%, 10/20/50	6,512,463	5,780
3.500%, 1/20/48	1,342,430	1,230
4.000%, 6/20/47	9,363,014	8,887
4.000%, 3/20/48	359,946	339
4.000%, 4/20/48	1,250,327	1,177
4.000%, 5/20/49	525,334	498
4.000%, 6/20/49	1,300,251	1,232
4.000%, 7/20/49	1,156,764	1,112
4.500%, 8/15/47	213,976	211
4.500%, 6/20/48	1,589,541	1,545
4.500%, 2/20/49	1,573,016	1,552
4.500%, 3/20/49	159,685	155
4.500%, 4/20/49	176,067	169
4.500%, 5/20/49	552,518	530
5.000%, 12/20/39	67,218	68
5.000%, 3/20/48	2,606,752	2,602
5.000%, 5/20/48	1,234,449	1,221
5.000%, 6/20/48	3,754,560	3,704
5.000%, 7/20/48	801,324	791
5.000%, 8/20/48	1,218,053	1,199
5.000%, 12/20/48	821,599	809
5.000%, 1/20/49	1,590,588	1,586
5.000%, 2/20/49	83,656	84
5.000%, 3/20/49	426,553	431
Government National Mortgage Association TBA
2.000%, 10/20/52	5,800,000	4,829
4.500%, 10/20/52	37,800,000	36,180
Government National Mortgage Association, Series 2012-141, Class WA
4.525%, 11/16/41	457,605	450
Government National Mortgage Association, Series 2017-167, Class BQ
2.500%, 8/20/44	1,398,525	1,303
Government National Mortgage Association, Series 2018-11, Class PC
2.750%, 12/20/47	1,617,332	1,492
Government National Mortgage Association, Series 2019-132, Class NA
3.500%, 9/20/49	1,182,917	1,135
Government National Mortgage Association, Series 2019-31, Class JC
3.500%, 3/20/49	867,786	823
Government National Mortgage Association, Series 2021-23, Class MG
1.500%, 2/20/51	4,366,321	3,736
Government National Mortgage Association, Series 2022-107, Class C
2.500%, 6/20/51	7,854,248	6,618

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Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Government National Mortgage Association, Series 2022-50, Class DC
2.500%, 8/20/51	2,355,724	2,012
GS Mortgage Securities Trust, Series 2013- GC14, Class A5
4.243%, 8/10/46	1,372,000	1,362
GS Mortgage Securities Trust, Series 2014- GC18, Class A4
4.074%, 1/10/47	3,116,000	3,067
GS Mortgage Securities Trust, Series 2020- GC47, Class A5
2.377%, 5/12/53	1,131,000	925
GS Mortgage Securities Trust, Series 2020- GSA2, Class A4
1.721%, 12/12/53	3,499,000	2,718
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1
5.314%, 1/25/51 144A	2,223,379	2,133
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4
4.166%, 12/15/46	2,999,000	2,959
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3
3.392%, 12/15/49	674,000	626
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A5
3.663%, 7/15/45	2,231,000	2,209
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A4
4.198%, 1/15/47	695,000	686
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4
3.669%, 9/15/47	907,854	879
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3
2.912%, 10/15/48	4,546,591	4,306
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A5
3.821%, 7/15/48	1,895,000	1,823
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1
5.250%, 12/25/24	32,661	32
MED Trust, Series 2021-MDLN, Class A
3.768%, (ICE LIBOR USD 1 Month plus 0.950%), 11/15/38 144A	4,333,000	4,159
MFRA Trust, Series 2021-NQM2, Class A1
1.029%, (AFC), 11/25/64 144A	1,050,018	852
Morgan Stanley Capital I Trust, Series 2019- L2, Class A3
3.806%, 3/15/52	1,651,000	1,517
Morgan Stanley Capital I Trust, Series 2020- HR8, Class A3
1.790%, 7/15/53	1,911,000	1,500
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1
2.492%, (AFC), 9/25/59 144A	459,354	421
NewRez Warehouse Securitization Trust, Series 2021-1, Class A
3.834%, (ICE LIBOR USD 1 Month plus 0.750%), 5/25/55 144A	6,429,000	6,286

Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1
4.500%, 10/25/25	2,120	1
Starvest Emerging Markets CBO I, Series 2020-INV1, Class A1
1.027%, (AFC), 11/25/55 144A	719,957	663
Starwood Mortgage Residential Trust, Series 2020-1, Class A1
2.275%, (AFC), 2/25/50 144A	170,877	170
Starwood Mortgage Residential Trust, Series 2020-3, Class A1
1.486%, (AFC), 4/25/65 144A	800,956	770
Starwood Mortgage Residential Trust, Series 2021-1, Class A1
1.219%, (AFC), 5/25/65 144A	927,580	861
Starwood Mortgage Residential Trust, Series 2021-4, Class A1
1.162%, (AFC), 8/25/56 144A	2,353,317	1,996
Uniform Mortgage Backed Security TBA
2.000%, 10/14/51	9,500,000	7,798
2.000%, 11/14/52	4,000,000	3,238
4.500%, 10/11/48	2,100,000	2,000
4.500%, 11/14/52	4,600,000	4,377
5.000%, 12/13/52	4,600,000	4,468
5.500%, 10/13/52	18,300,000	18,188
5.500%, 11/14/52	22,400,000	22,215
5.500%, 12/13/52	10,600,000	10,492
6.000%, 12/13/52	10,200,000	10,279
Verus Securitization Trust, Series 2019-4, Class A1
2.642%, (AFC), 11/25/59 144A Σ	817,522	795
Verus Securitization Trust, Series 2019-INV2, Class A1
2.913%, (AFC), 7/25/59 144A	457,856	450
Verus Securitization Trust, Series 2019-INV3, Class A1
2.692%, (AFC), 11/25/59 144A	379,095	364
Verus Securitization Trust, Series 2020-1, Class A1
2.417%, (AFC), 1/25/60 144A Σ	173,417	167
Verus Securitization Trust, Series 2020-2, Class A1
2.226%, (AFC), 5/25/60 144A	648,543	633
Verus Securitization Trust, Series 2020-5, Class A1
1.218%, (AFC), 5/25/65 144A Σ	358,194	331
Verus Securitization Trust, Series 2021-1, Class A1
0.815%, (AFC), 1/25/66 144A	1,184,846	1,021
Verus Securitization Trust, Series 2021-2, Class A1
1.031%, (AFC), 2/25/66 144A	2,245,384	1,864
Verus Securitization Trust, Series 2021-3, Class A1
1.046%, (AFC), 6/25/66 144A	1,698,618	1,391
Verus Securitization Trust, Series 2021-4, Class A1
0.938%, (AFC), 7/25/66 144A	2,100,847	1,686
Verus Securitization Trust, Series 2021-5, Class A1
1.013%, (AFC), 9/25/66 144A	7,058,000	5,884

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Structured Products (46.6%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2021-7, Class A1
1.829%, (AFC), 10/25/66 144A	3,141,719	2,659
Verus Securitization Trust, Series 2021-8, Class A1
1.824%, (AFC), 11/25/66 144A	2,252,855	1,925
Verus Securitization Trust, Series 2021-R1, Class A1
0.820%, (AFC), 10/25/63 144A	1,055,721	963
Verus Securitization Trust, Series 2021-R3, Class A1
1.020%, (AFC), 5/25/64 144A	1,095,333	1,007
Visio Trust, Series 2020-1R, Class A1
1.312%, 11/25/55 144A	801,926	754
Total		973,519

Total Structured Products (Cost: $1,399,983)		1,297,601

Short-Term Investments (5.3%)
Money Market Funds (5.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940%#	148,026,038	148,026
Total		148,026

Total Short-Term Investments (Cost: $148,026)		148,026

Total Investments (108.2%) (Cost: $3,353,565)@		3,011,322

Other Assets, Less Liabilities (-8.2%)		(228,529)

Net Assets (100.0%)		2,782,793

+	All par is stated in U.S. Dollar unless otherwise noted.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022 the value of these securities (in thousands) was $362,146 representing 13.0% of the net assets.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2022, the aggregate value of these securities was $825 (in thousands), representing 0.0% of net assets.

∑	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

#	7-Day yield as of 9/30/2022.

@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,353,565 and the net unrealized depreciation of investments based on that cost was $342,243 which is comprised of $269 aggregate gross unrealized appreciation and $342,512 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

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The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)

Assets:
Municipal Bonds	$—	$8,647	$—
Corporate Bonds	—	736,584	—
Governments	—	820,464	—
Structured Products	—	1,297,601	—
Short-Term Investments	148,026	—	—

Total Assets:	$148,026	$2,863,296	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand